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September 21, 2007

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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: John Ganley

Re:	BlackRock Strategic Income Opportunities Trust —
Initial Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of BlackRock Strategic Income Opportunities Trust  (the “Trust”) is the Trust’s initial registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

If you have any questions or comments or require any additional information in connection with the Trust or the Registration Statement please telephone me at (212) 735-3406.

Very truly yours,

/s/ Michael Hoffman
Michael Hoffman

Enclosures